Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net income	$ 424,880	$ 83,591	$ 341,303
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	193,746	203,268	205,336
Non-cash impairments	22,440	203,408	4,158
Amortization of debt discount and issuance costs	3,367	18,428	30,162
Share-based compensation expense	50,400	43,627	47,100
Deferred tax (benefit) expense	(20,067)	(23,041)	10,731
Loss on marketable securities	968	426	0
Other items, net including fair value changes in derivatives	13,105	8,391	7,623
Net changes in operating assets and liabilities:
Accounts receivable	(36,392)	12,218	(55,119)
Inventories	(848)	87,755	(44,787)
Prepaid expenses and other current assets	3,021	14,234	4,390
Other long-term assets	(1,712)	(1,194)	691
Accounts payable	(8,418)	1,446	(22,417)
Accrued and other current liabilities	(42,821)	(8,642)	(55,583)
Income taxes	14,316	25,528	(7,458)
Other long-term liabilities	38,341	4,108	(6,675)
Net cash provided by operating activities	654,326	673,551	459,455
Cash flows from investing activities:
Purchases of property, plant and equipment	(201,049)	(167,174)	(149,710)
Purchases of intangible assets	(6,077)	(4,068)	(13,092)
Purchases of short-term investments	(369,014)	(685,915)	(976,448)
Proceeds from redemptions of short-term investments	597,057	584,979	1,270,551
Cash paid for acquisitions, net of cash acquired	(291,227)	0	(149,532)
Cash (paid) received for collateral asset	(32,163)	25,414	(66,583)
Purchases of investments, net	(2,806)	(2,465)	(2,870)
Other investing activities	0	0	29
Net cash used in investing activities	(305,279)	(249,229)	(87,655)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	742,318	494,211	0
Repayment of long-term debt	(534,167)	(601,536)	(400,000)
Capital repayment	(280,086)	(292,099)	0
Cash dividend payment	(54,243)	0	0
Tax withholding related to vesting of stock awards	(27,270)	(34,161)	(17,675)
Cash (paid) received for collateral liability	(16,080)	11,350	(16,315)
Cash paid for contingent consideration	(9,219)	0	0
Payment of intrinsic value of cash convertible notes	0	0	(36,762)
Proceeds from exercise of call options related to cash convertible notes	0	0	36,762
Other financing activities	(229)	(661)	163
Net cash used in financing activities	(178,976)	(422,896)	(433,827)
Effect of exchange rate changes on cash and cash equivalents	5,379	(5,955)	(558)
Net increase (decrease) in cash and cash equivalents	175,450	(4,529)	(62,585)
Cash and cash equivalents, beginning of period	663,555	668,084	730,669
Cash and cash equivalents, end of period	839,005	663,555	668,084
Supplemental cash flow disclosures:
Cash paid for interest	29,252	24,181	20,348
Cash paid for income taxes, net of refunds	17,266	15,684	82,409
Supplemental disclosure of non-cash investing activities:
Equity securities acquired in non-monetary exchange	$ 0	$ 0	$ 2,604